Business combination - Summary of Analysis of Cash Flows on Acquisition (Details) - USD ($) $ in Millions		12 Months Ended
	Aug. 05, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Net cash flow on acquisition		$ 0	$ (1,896)	$ 0
OCI Clean Ammonia Holding BV
Disclosure of detailed information about business combination [line items]
Cash payment	$ (1,900)
Cash and cash equivalents acquired	4
Net cash flow on acquisition	$ (1,896)